Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
Massachusetts 95.1%
Attleboro, MA, General Obligation, Series 2019, 4.0%, 2/15/2049	4,000,000	3,920,298
Hingham, MA, General Obligation, Series B, 4.0%, 2/16/2024	2,000,000	2,007,868
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,089,924
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles Inc., Obligated Group, 144A, 5.0%, 10/1/2047	1,000,000	908,553
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	3,057,986
Massachusetts, General Obligation:
Series A, 5.0%, 3/1/2041	2,500,000	2,518,727
Series D, 5.0%, 7/1/2048	5,000,000	5,375,656
Series C, 5.25%, 10/1/2047	2,500,000	2,802,005
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 5.0%, 7/1/2046	4,475,000	4,678,915
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, Prerefunded, 5.0%, 7/1/2032	1,000,000	1,000,000
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 19, 4.0%, 2/1/2038	1,655,000	1,667,192
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 4.1% (a), 7/7/2023, LOC: TD Bank NA	3,200,000	3,200,000
Series A, 5.0%, 1/1/2028	1,000,000	1,096,108
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	692,025
Series A, 5.0%, 1/1/2024	1,000,000	1,003,619
Series A, 5.0%, 7/1/2044	3,600,000	3,546,212
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	2,960,000	2,757,762
Series G, 5.0%, 7/1/2050	4,130,000	4,216,107
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	972,943
Massachusetts, State Development Finance Agency Revenue, Babson College:
4.0%, 10/1/2044	700,000	666,503
5.0%, 10/1/2042	2,500,000	2,591,761
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	480,195
5.0%, 7/1/2040	1,750,000	1,797,974
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,070,383
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	806,552
Series K, 5.0%, 7/1/2036	1,000,000	1,068,305
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 3.55% (a), 7/3/2023, LOC: TD Bank NA	3,005,000	3,005,000
Series BB2, 4.0%, 10/1/2036	355,000	360,661
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	712,588

Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,070,708
Series I, 5.0%, 7/1/2036	1,000,000	1,033,965
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	531,235
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	2,500,000	2,551,179
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,000,000	1,978,030
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	356,988
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	418,928
Series B, 4.0%, 7/1/2050	2,825,000	2,345,444
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	490,079
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	720,272
Series A, 5.0%, 10/1/2032	1,700,000	1,953,858
Series A, 5.0%, 10/1/2033	900,000	1,032,859
Series A, 5.0%, 10/1/2034	1,000,000	1,143,566
Series A, 5.0%, 10/1/2035	1,000,000	1,138,893
Series A, 5.25%, 3/1/2037	2,500,000	2,528,141
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	960,118
Series S, 5.0%, 7/1/2037	1,405,000	1,495,186
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	936,365
5.25%, 1/1/2050	2,675,000	2,324,616
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	816,856
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,150,000	1,758,536
Series A, 4.0%, 6/1/2056	2,850,000	2,257,312
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	1,500,000	1,497,293
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	3,000,000	2,526,272
5.0%, 7/1/2035	2,225,000	2,298,861
5.0%, 7/1/2036	2,550,000	2,622,573
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	936,116
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	2,500,000	2,572,089
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	867,510
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,846,747
5.0%, 6/1/2031	1,845,000	2,016,317
5.0%, 6/1/2032	470,000	512,618
5.0%, 6/1/2048	3,500,000	3,657,996
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	507,947
5.0%, 9/1/2052	2,000,000	2,058,862
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,148,738

Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 7/3/2023, LOC: Bank of America NA	1,960,000	1,960,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	230,000	228,718
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,400,207
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	2,000,000	1,687,867
Series B, AMT, 3.625%, 7/1/2038	3,000,000	2,757,264
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.75% (a), 7/7/2023	850,000	850,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 3.45% (a), 7/3/2023, LOC: TD Bank NA	950,000	950,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,861,398
Series M, 5.5%, 2/15/2028	3,000,000	3,357,500
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,415,231
Series 223, 3.0%, 6/1/2047	2,770,000	2,666,011
Series 215, 4.0%, 12/1/2050	1,885,000	1,872,084
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,190,000	1,148,684
Series 220, 3.0%, 12/1/2050	2,085,000	2,010,890
Series 222, 3.0%, 6/1/2051	935,000	896,117
Series 224, 5.0%, 6/1/2050	800,000	824,589
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,055,260
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,353,764
Series A, 5.0%, 7/1/2040	3,500,000	3,583,942
Series B, 5.0%, 7/1/2044	2,500,000	2,683,293
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,039,987
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,073,561
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,820,833
Series A, AMT, 5.0%, 7/1/2033	895,000	966,685
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,070,396
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,519,965
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,528,665
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,584,825
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,157,098
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,319,894
Series B, 5.0%, 6/1/2046	1,125,000	1,219,858
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,583,418
Massachusetts, State Water Resources Authority:
Series A-1, 4.14% (a), 7/7/2023, SPA: JPMorgan Chase Bank NA	340,000	340,000
Series A-3, 4.17% (a), 7/7/2023, SPA: Wells Fargo Bank NA	125,000	125,000
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,064,914
Series B, 5.0%, 8/1/2042	1,250,000	1,411,668
Series B, 5.0%, 8/1/2043	620,000	698,901
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,100,304
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,416,731
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	858,060

Somerville, MA, General Obligation:
Series 2022, 4.0%, 5/1/2047	1,000,000	988,742
Series 2022, 5.0%, 5/1/2026	265,000	280,747
Series 2022, 5.0%, 5/1/2027	850,000	921,688
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,220,203
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,193,645
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,275,899
		215,329,401
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	180,000	183,033
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	600,000	480,520
Series C, AMT, 6.375%, 10/1/2043	155,000	155,991
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	166,055
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	323,167
Series A, 5.0%, 10/1/2038	285,000	291,791
Series A, 5.0%, 10/1/2040	200,000	204,137
		1,804,694
Puerto Rico 2.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	900,226
Series A1, 4.0%, 7/1/2041	622,702	542,673
Series A1, 4.0%, 7/1/2046	1,772,826	1,504,184
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	466,436
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,500,000	2,443,422
		5,856,941
Total Municipal Investments (Cost $232,714,982)		222,991,036

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $232,714,982)	98.5	222,991,036
Other Assets and Liabilities, Net	1.5	3,406,063
Net Assets	100.0	226,397,099
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of June 30, 2023.
Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$222,991,036	$—	$222,991,036
Total	$—	$222,991,036	$—	$222,991,036

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH1
R-080548-2 (1/25)